Revenue Recognition	3 Months Ended
Mar. 31, 2018
Revenue Recognition [Abstract]
REVENUE RECOGNITION

NOTE 4: REVENUE RECOGNITION

On January 1, 2018, the Company adopted ASC 606 using the modified retrospective method for all contracts not completed as of the date of adoption. Results for reporting periods beginning on or after January 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. Under this method, we concluded that the cumulative effect of applying this guidance was not material to the financial statements and no adjustment to the opening balance of accumulated deficit was required on the adoption date.

Under ASC 606, the Company accounts for revenue using the following steps:

●	Identify the contract, or contracts, with a customer

●	Identify the performance obligations in the contract

●	Determine the transaction price

●	Allocate the transaction price to the identified performance obligations

●	Recognize revenue when, or as, the Company satisfies the performance obligations

The Company combines contracts with the same customer into a single contract for accounting purposes when the contracts are entered into at or near the same time and the contracts are negotiated as a single commercial package, consideration in one contract depends on the other contract, or the services are considered a single performance obligation. If an arrangement involves multiple performance obligations, the items are analyzed to determine the separate units of accounting, whether the items have value on a standalone basis and whether there is objective and reliable evidence of their standalone selling price. The total contract transaction price is allocated to the identified performance obligations based upon the relative standalone selling prices of the performance obligations. The standalone selling price is based on an observable price for services sold to other comparable customers, when available, or an estimated selling price using a cost plus margin approach.

The Company estimates the amount of total contract consideration it expects to receive for variable arrangements by determining the most likely amount it expects to earn from the arrangement based on the expected quantities of services it expects to provide and the contractual pricing based on those quantities. The Company only includes some or a portion of variable consideration in the transaction price when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The Company considers the sensitivity of the estimate, its relationship and experience with the client and variable services being performed, the range of possible revenue amounts and the magnitude of the variable consideration to the overall arrangement. The Company receives variable consideration in very few instances.

As discussed in more detail below, revenue is recognized when a customer obtains control of promised goods or services under the terms of a contract and is measured as the amount of consideration the Company expects to receive in exchange for transferring goods or providing services. The Company does not have any material extended payment terms as payment is due at or shortly after the time of the sale. Observable prices are used to determine the standalone selling price of separate performance obligations or a cost plus margin approach when one is not available. Sales, value-added and other taxes collected concurrently with revenue producing activities are excluded from revenue.

The Company recognizes contract assets or unbilled receivables related to revenue recognized for services completed but not yet invoiced to the clients. Unbilled receivables are recorded as accounts receivable when the Company has an unconditional right to contract consideration. A contract liability is recognized as deferred revenue when the Company invoices clients in advance of performing the related services under the terms of a contract. Deferred revenue is recognized as revenue when the Company has satisfied the related performance obligation.

Deferred contract acquisition costs were evaluated for inclusion in other assets; however, the Company elected to use the practical expedient for recording an immediate expense for those incremental costs of obtaining contracts, including certain design/engineering services, commissions, incentives and payroll taxes, as these incremental and recoverable costs have terms that do not exceed one year.

The Company provides innovative digital marketing technology and solutions to retail companies, individual retail brands, enterprises and organizations throughout the United States and in certain international markets. The Company’s technology and solutions include: digital merchandising systems and omni-channel customer engagement systems, interactive digital shopping assistants, advisors and kiosks, and other interactive marketing technologies such as mobile, social media, point-of-sale transactions, beaconing and web-based media that enable our customers to transform how they engage with consumers.

We typically generate revenue through the following sources:

●	Hardware:

o	System hardware sales – displays, computers and peripherals

●	Services and Other:

o	Professional implementation and installation services

o	Software design and development services

o	Software as a service, including content management

o	Maintenance and support services

System hardware sales

Included in “hardware” are system hardware sales whereby revenue is recognized generally upon shipment of the product or customer acceptance depending upon contractual arrangements with the customer in instances in which the sale of hardware is the sole performance obligation.

Shipping charges billed to customers are included in hardware sales and the related shipping costs are included in hardware cost of sales. The cost of freight and shipping to the customer is recognized in cost of sales at the time of transfer of control to the customer. The prior period amounts and data have been reclassified in the financial statements and related notes in order to conform to the 2018 presentation.

Installation services

The Company performs outsourced installation services for customers and recognizes revenue upon completion of the installations.

When system hardware sales include installation services to be performed by the Company, the goods and services in the contract are not distinct, so the arrangement is accounted for as a single performance obligation. Our customers control the work-in-process and can make changes to the design specifications over the contract term. Revenues are recognized over time as the installation services are completed based on the relative portion of labor hours completed as a percentage of the budgeted hours for the installation.

The aggregate amount of the transaction price allocated to installation service performance obligations that are unsatisfied (or partially unsatisfied) as of March 31, 2018 were $550. We expect to recognize approximately $433 during the three months ended June 30, 2018 and the remainder in the three months ended December 31, 2018.

Software design and development services

Software and software license sales are revenue when a fixed fee order has been received and delivery has occurred to the customer. Revenue is recognized generally upon customer acceptance (point-in-time) of the software product and verification that it meets the required specifications. Software is delivered to customers electronically.

Software as a service

Software as a service includes revenue from software licensing and delivery in which software is licensed on a subscription basis and is centrally hosted. These services often include software updates which provide customers with rights to unspecified software product upgrades and maintenance releases and patches released during the term of the support period. We account for revenue from these services in accordance with ASC 985-20-15-5 and recognize revenue ratably over the performance period.

Maintenance and support services

The Company sells support services which include access to technical support personnel for software and hardware troubleshooting. The Company offers a hosting service through our network operations center, or NOC, allowing the ability to monitor and support its customers’ networks 7 days a week, 24 hours a day. These contracts are generally 12-36 months in length. Revenue is recognized over the term of the agreement in proportion to the costs incurred in fulfilling performance obligations under the contract.

Maintenance and support fees are based on the level of service provided to end customers, which can range from monitoring the health of a customer’s network to supporting a sophisticated web-portal to managing the end-to-end hardware and software of a digital marketing system. These agreements are renewable by the customer. Rates for maintenance and support, including subsequent renewal rates, are typically established based upon a fee per location, per device, or a specified percentage of net software license fees as set forth in the arrangement. These contracts are generally 12-36 months in length. Revenue is recognized over the term of the agreement in proportion to the costs incurred in fulfilling performance obligations under the contract.

The Company also performs time and materials-based maintenance and repair work for customers. Revenue is recognized at a point in time when the performance obligation has been fully satisfied.

In addition to changes in the timing of when we record variable consideration, ASC 606 provided clarification about the classification of certain costs relating to revenue arrangements with customers. As a result of our analysis, we did not identify any components of our revenue transactions which required reclassification between gross and net presentation.